OMB APPROVAL
                                   OMB NUMBER:
                                   3235-0456
                                   EXPIRES:
                                   AUGUST 31,
                                   2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington,
D.C. 20549

                            Form
24f-2
              Annual Notice of
                   Securities Sold
                   Pursuant to
                   Rule 24f-2


   Read instructions at end of Form before
                    preparing Form. Please print
                    or type.



1.   Name and address of issuer:

 Morgan Stanley Dean Witter American Opportunities
                       Fund
     Two World Trade Center, 72nd Floor
     New York, N.Y.   10048

2.   The name of each series or class of
securities for
     which this Form is filed ( If the Form is

     being filed for all series and classes of

     securities of the issuer, check the box but

     do not list the series or classes) :

                                             [X]

3.   Investment Company Act File Number:  2-66269

     Securities Act File Number:  811-2978

4(a).     Last day of fiscal year for which this
Form is filed:  12/31/99










4(b).     [    ] Check box if this Form is being
filed late
     (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
     Instruction A.2)


Note: If this Form is being filed late, interest
must be
     paid on the registration fee due.
4(c).     [ ] Check box if this is the last time
     the issuer will be filing this Form.




5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold
during
     fiscal year pursuant to section 24(f):
$4,104,186,283.04


(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:
$1,389,248,976.39



(iii) Aggregate price of securities redeemed
     or repurchased during any prior fiscal
     year ending no earlier than October 11,
     1995 that were not previously used to
     reduce registration fees payable to the
     Commission:                   $0.00
(iv)  Total available redemption credits [add
Items 5(ii) and 5(iii)] :
$(1,389,248,976.39)



(v)  Net sales - if Item 5(i) is greater
     than Item 5(iv) [subtract Item 5(iv)
     from item 5(i)] : $2,714,937,306.65


(vi) Redemption credits available for use in future years if Item 5(i) is less than
     Item 5(iv) [subtract Item 5(iv) from
     Item 5(i)]:

                                  $0.00
(vii)     Multiplier for determining
     registration fee (See Instruction C.9):
     0.000264


(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):
     =$716,743.45


6. Prepaid Shares
  If the response to Item 5(i) was determined
  by deduction and amount of securities that
  were registered under the Securities Act of
  1933 pursuant to rule 24e-2 as in effect
  before [effective date of rescission of rule
  24e2], then report the amount of securities
  (number of shares or other units) deducted
  here:                                .  If
  there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
Instruction D):


+$0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


=$716,743.45
9. Date the registration fee and any interest
     payment was sent
   to the Commission's lockbox depository:
February
     15,2000



               Method of Delivery:
                                   [X] Wire
Transfer
                                   [  ] Mail or
other means




                  SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Barry Fink
                  Barry Fink
                         Vice President

Date   February 17,2000
           *Please print the name and title of
the signing officer below the signature.